Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 513,914	€ 588,053
Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	295,209	259,150
Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	161,153	263,025
Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	57,552	65,878
Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	37	582
Bank Overdrafts | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	37	582
Borrowings From Banks
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	170,954	286,965
Borrowings From Banks | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	36,357	62,169
Borrowings From Banks | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	134,006	216,717
Borrowings From Banks | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	591	8,079
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Notes | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Lease Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	25,758	28,528
Lease Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	6,046	5,954
Lease Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	12,751	14,868
Lease Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	6,961	7,706
Other Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	3,464	8,896
Other Financial Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	2,729	8,896
Other Financial Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	735
Trade Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	164,787	118,740
Trade Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	164,787	118,740
Tax Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	19,440	19,126
Tax Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	19,440	19,126
Other Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	67,621	45,491
Other Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	65,813	43,683
Other Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,808	1,715
Other Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		93
Employee Benefits
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	11,853	29,725
Employee Benefits | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 11,853	€ 29,725